Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events

12. Subsequent Events

(a) Issuance and Conversion of Series B Preferred Shares: Subsequent to the balance sheet date and up to March 15, 2019, the 250 Series B-2 convertible preferred shares outstanding on December 31, 2018 were converted to common stock (Note 7). Additionally, the Company received $3,470 of gross proceeds from the exercise of 3,470 Series B-2 preferred warrants to purchase an equal number of Series B-2 convertible preferred shares. In aggregate, subsequent to the balance sheet date, 3,720 Series B-2 convertible preferred shares were converted to 5,348,947 common shares, thus leaving 0 Series B-2 convertible preferred shares outstanding on March 15, 2019.

(b) Share Repurchase Program: On January 9, 2019, the Company announced that its Board of Directors authorized a share repurchase program to purchase up to an aggregate of $6,000 of the Company’s common shares. The timing and amount of any repurchases will be determined by the Company’s management team, and will depend on market conditions, capital allocation alternatives, applicable securities laws and other factors. The Board of Directors’ authorization of the repurchase program is effective immediately and expires on December 21, 2019. Common shares repurchased as part of this program will be cancelled by the Company.

(c) Receipt of Nasdaq Notice: On January 15, 2019, the Company announced that it has received written notification from The Nasdaq Stock Market LLC (“Nasdaq”) dated January 10, 2019, indicating that because the closing bid price of the Company's common stock for 30 consecutive business days was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Global Select Market, the Company is not in compliance with Nasdaq Listing Rule 5450(a)(1). The applicable grace period to regain compliance is 180 days, or until July 9, 2019 and the Company intends to cure the deficiency within the prescribed grace period.

(d) Determination of restricted stock awards approved in 2018: On February 15, 2019, the Company issued 5,747,786 restricted common shares as a one-time special award to the executive management and the non-executive Directors, pursuant to the Company’s Board of Directors decision of February 15, 2018, in recognition of the successful refinancing of the RBS loan in 2017, which resulted in a significant gain of $42,185, net of expenses (Note 7). The fair value of the award is $5,000 and the number of shares issued was based on the share closing price of February 15, 2019. One third of the shares vested as of the issuance date and the remainder two thirds will vest ratably over two years from the issuance date.

(e) Company’s Renaming: On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company to “Performance Shipping Inc.,” which was effected on February 25, 2019.  The Company’s common shares will continue to trade on the Nasdaq Global Select Market under the ticker “DCIX”.